UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31,

Date of reporting period: October 31, 2021

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

361 DOMESTIC LONG/SHORT EQUITY FUND

(INVESTOR CLASS: ADMQX)

(CLASS I: ADMZX)

361 GLOBAL LONG/SHORT EQUITY FUND

(INVESTOR CLASS: AGAQX)

(CLASS I: AGAZX)

(CLASS Y: AGAWX)

ANNUAL REPORT

OCTOBER 31, 2021

361 Funds

Each a series of Investment Managers Series Trust

Table of Contents

Fund Commentary	1
Fund Performance	3
Schedules of Investments	6
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Statement of Cash Flows	30
Financial Highlights	32
Notes to Financial Statements	37
Report of Independent Registered Public Accounting	49
Supplemental Information	50
Expense Examples	56

Investing involves risk, including possible loss of principal. Futures prices may be very volatile. The small margin required for futures contracts magnifies the effect of market volatility and allows the loss from a contract potentially to exceed the Fund's initial investment. The potential loss from a short sale is theoretically unlimited since the appreciation of the underlying asset also is theoretically unlimited. Small- and mid-sized company securities tend to be less liquid and more volatile than those of large companies. Bond prices generally fall when interest rates rise. High-yield bonds have higher default rates. Prices of commodities and related contracts may be very volatile for a variety of reasons and may be difficult to liquidate in volatile markets.

This report and the financial statements contained herein are provided for the general information of the shareholders of the 361 Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.361capital.com

361 Domestic Long/Short Equity Fund

U.S. equities continued to make positive gains in the trailing year as the MSCI USA Index returned 42.74%.

The fourth quarter of 2020 brought news of a vaccine that seemed promising in our collective fight against the COVID-19 virus. With the positive vaccine news, many stocks that had performed the worst during the crisis rebounded aggressively. Names that were maligned earlier in the year were up high double digits and some over 100% in a matter of months. The “risk on” sentiment remained present for most periods of the remaining fiscal year.

Fueled by low interest rates and progressive fiscal policy, consumer confidence returned quickly following the pandemic shutdown of 2020. The issues facing the consumer now are supply chain disruptions, labor shortages, and rising prices across the board. Inflation was/is the topic of 2021 and despite observing double digits inflation by some measures and highest levels of inflation since 2007 by all standard measures, the debate remains if the observed inflation is temporary or permanent.

With an exuberant appetite for risk from investors, stocks are on pace to eclipse 20% for the calendar year 2021.

Large cap stocks underperformed small caps in the trailing year and Growth and Value indexes were mostly equal seeing Value outperform by slightly across most major indexes. Beta lead year with domestic high-risk stocks outperformed low-risk stocks by more than 70% for the one-year ending October 31, 2021. This was by far the greatest headwind facing the 361 Domestic Long Short Fund of the period.

While generating positive returns, it proved to be a challenging relative market environment for long/short equity strategies, as the Morningstar Long/Short Equity category average return was up 20.58% for the one-year period ending October 31, 2021. The challenging environment extended the performance of the 361 Domestic Long/Short Equity Fund. Hampered by its short position to high-risk stocks the fund lagged the category and returned 12.11% (Class I) for the fiscal year ended on October 31, 2021.

Relative to the MSCI USA Index, the biggest detractor for the Fund was its net exposure of about 70% due to its long/short equity strategy. When equity markets perform strongly, this relatively static positioning will likely hinder performance, and over the trailing 12 months cost the Fund about -12.37% relative to the MSCI USA Benchmark. Beta tilts cost the fund approximately -11.04% with the large drag in performance coming from being short high beta. Our Alpha model (factor positioning) also detracted over the time period by about -6.98% and poor stock selections within the bucket underperformed being hurt most by our shorts tying back to an overall theme of a risk on environment. Finally, from a sector perspective the net positioning was also negative with the worst contributors being our net short in energy, our underweight in financials and over-weights to both health care and consumer staples.

As of 10/31/2021, the 361 Domestic Long/Short Equity Fund, Class I, returned 12.11% for the one-year period, 6.59% for the three-year period, 6.89% for the five-year period and 5.95% since the Fund’s inception on 3/31/2016.

Current and future portfolio holdings are subject to change and risk.

Returns over one year are annualized. Returns include the reinvestment of dividends and income.

Current performance may be lower or higher. Call 888-736-1227 for the latest month-end returns. Return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Other share class performance may vary.

It is not possible to invest directly in an index.

Alpha measures the difference between a fund’s actual and expected returns, based on beta, and is generally used as a measure of a manager’s added value over a passive strategy. Beta measures a fund’s sensitivity to market movements. By definition, the beta of a market is 1.00. The views in this commentary were as of October 31, 2021 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

Seven Tower Bridge, 110 Washington Street, Suite 1300, Conshohocken, PA 19428	+1 610 934 2222	www.hamiltonlane.com
1

361 Global Long/Short Equity Fund

Global equities continued to make positive gains in the trailing year as the MSCI World Index returned 40.42%.

The fourth quarter of 2020 brought news of a vaccine that seemed promising in our collective fight against the COVID-19 virus. With the positive vaccine news, many stocks that had performed the worst during the crisis rebounded aggressively. Names that were maligned earlier in the year were up high double digits and some over 100% in a matter of months. The “risk on” sentiment remained present for most periods of the remaining fiscal year.

Fueled by low interest rates and progressive global fiscal policy, consumer confidence returned quickly following the pandemic shutdown of 2020. The issues facing the consumer now are supply chain disruptions, labor shortages, and rising prices across the board. Inflation was/is the topic of 2021 and despite observing double digits inflation by some measures and highest levels of inflation since 2007 by all standard measures, the debate remains if the observed inflation is temporary or permanent.

With an exuberant appetite for risk from investors, stocks are on pace to eclipse 20% for the calendar year 2021.

Large cap stocks underperformed small caps in the trailing year and Growth and Value indexes were roughly equal seeing Value outperform by slightly across most major indexes. Beta lead year with domestic high-risk stocks outperformed low-risk stocks by more than 70% for the one-year ending October 31, 2021. This was by far the greatest headwind facing the 361 Global Long/Short Fund of the period.

While generating positive returns, it proved to be a challenging relative market environment for long/short equity strategies, as the Morningstar Long/Short Equity category average return was up 20.58% for the one-year period ending October 31, 2021. The challenging environment extended the performance of the 361 Global Long/Short Equity Fund. Hampered by its short position to high-risk stocks the fund lagged the category and returned 7.96% (Class I) for the fiscal year ended on October 31, 2021.

Relative to the MSCI World Index, the biggest detractor for the Fund was its net exposure of about 70% due to its long/short equity strategy. When equity markets perform strongly, this relatively static positioning will likely hinder performance, and over the trailing 12 months cost the Fund about -11.22% relative to the MSCI World benchmark. Beta tilts cost the fund approximately -10.42% with the large drag in performance coming from being short high beta. Our Alpha model (factor positioning) was positive over the time period by about 1.53% and poor stock selections within the bucket underperformed being hurt most by our shorts tying back to an overall theme of a risk on environment. Finally, from a sector perspective the net positioning was also negative with the worst contributors being our net short in energy, our underweight in financials and over-weights to health care.

As of 10/31/2021, the 361 Global Long/Short Equity Fund, Class I, returned 7.96% for the one-year period, 3.54% for the three-year period, 4.68% for the five-year period and 5.49% since the Fund’s inception on 01/06/14.

Current and future portfolio holdings are subject to change and risk.

Returns over one year are annualized. Returns include the reinvestment of dividends and income.

Current performance may be lower or higher. Call 888-736-1227 for the latest month-end returns. Return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. Other share class performance may vary.

It is not possible to invest directly in an index.

Alpha measures the difference between a fund’s actual and expected returns, based on beta, and is generally used as a measure of a manager’s added value over a passive strategy. Beta measures a fund’s sensitivity to market movements. By definition, the beta of a market is 1.00. The views in this commentary were as of October 31, 2021 and may not necessarily reflect the same views on the date this commentary is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund's investment methodology and do not constitute investment advice.

Seven Tower Bridge, 110 Washington Street, Suite 1300, Conshohocken, PA 19428	+1 610 934 2222	www.hamiltonlane.com
2

361 Domestic Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI USA Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the US market. With 624 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged, and it is not available for investment.

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Investor Class	11.75%	6.56%	5.66%	03/31/16
Class I	12.11%	6.89%	5.95%	03/31/16
MSCI USA Index	42.74%	18.71%	17.49%	03/31/16

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance current to the most recent month, please call (888) 736-1227.

Gross and net expense ratios for the Investor Class shares were 3.27% and 2.69%, respectively, and for Class I shares were 2.99% and 2.41%, respectively, which were the amounts stated in the current prospectus dated March 1, 2021, as amended April 1, 2021. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.39% of the average daily net assets of the Fund. This agreement is in effect until March 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

361 Global Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited)

The Analytic Global Long/Short Equity Fund, L.P. (the “Predecessor Account”) was a limited partnership that commenced operations on January 6, 2014 and reorganized into the Fund on December 12, 2014. The Fund's objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. Performance shown prior to December 12, 2014 is that of the Predecessor Account and has not been adjusted to reflect the expenses of the Fund's applicable Share Class, which are lower than the expenses of the Predecessor Account. If the applicable Share Class expenses were reflected, the Predecessor Account returns would be higher than those shown. However, the Predecessor Account was not registered under the Investment Company Act of 1940 and therefore was not subject to certain restrictions on regulated investment companies. If the Predecessor Account had been registered, its performance may have been lower.

This graph compares a hypothetical $10,000 investment in the Fund’s Class I shares on January 6, 2014, Predecessor Account’s inception date, with a similar investment in the MSCI World Index. The performance graph above is shown for the Fund’s Class I shares; Investor Class shares and Class Y shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each.  This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged, and it is not available for investment.

Average Annual Total Returns as of October 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Investor Class	7.58%	4.36%	5.21%	01/06/14
Class I	7.96%	4.68%	5.49%	01/06/14
Class Y	7.94%	4.77%	5.57%	01/06/14
MSCI World Index	40.42%	15.45%	10.84%	01/06/14

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance current to the most recent month, please call (888) 736-1227.

4

361 Global Long/Short Equity Fund

FUND PERFORMANCE at October 31, 2021 (Unaudited) - Continued

Gross and net expense ratios for the Investor Class shares were 2.72% and 2.67%, respectively, for Class I shares were 2.41% and 2.36%, respectively, and for Class Y shares were 2.32% and 2.27%, respectively, which were the amounts stated in the current prospectus dated March 1, 2021, as amended April 1, 2021. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses do not exceed 1.39% of the average daily net assets of the Fund. This agreement is in effect until March 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS — 98.7%
	BASIC MATERIALS — 3.6%
84	Alcoa Corp.[1]	$3,860
2,462	Freeport-McMoRan, Inc.[1]	92,866
495	NewMarket Corp.	168,305
447	Royal Gold, Inc.[1]	44,262
		309,293
	COMMUNICATIONS — 11.3%
72	Alphabet, Inc. - Class A*[1]	213,186
27	Alphabet, Inc. - Class C*[1]	80,066
34	Amazon.com, Inc.*[1]	114,663
629	Aviat Networks, Inc.*[1]	17,989
4	Booking Holdings, Inc.*[1]	9,683
2,101	Comcast Corp. - Class A1	108,054
102	Fox Corp. - Class A1	4,054
256	Fox Corp. - Class B1	9,462
163	InterDigital, Inc.[1]	10,913
2,352	Interpublic Group of Cos., Inc.[1]	86,013
302	Meta Platforms, Inc.*[1]	97,718
251	Omnicom Group, Inc.[1]	17,088
77	Verizon Communications, Inc.[1]	4,080
2,702	Via Renewables, Inc.[1]	30,127
1,785	ViacomCBS, Inc.[1]	64,653
1,899	World Wrestling Entertainment, Inc. - Class A1	116,010
		983,759
	CONSUMER, CYCLICAL — 9.7%
40	Best Buy Co., Inc.[1]	4,890
408	BlueLinx Holdings, Inc.*[1]	19,433
485	Camping World Holdings, Inc. - Class A1	18,066
146	Costco Wholesale Corp.[1]	71,765
2,060	Dolby Laboratories, Inc. - Class A1	182,001
83	DraftKings, Inc. - Class A*[1]	3,867
2,022	Forestar Group, Inc.*[1]	39,570
5,092	Mattel, Inc.*[1]	111,056
3,178	ONE Group Hospitality, Inc.*[1]	42,013
26	Roku, Inc.*[1]	7,927
93	Standard Motor Products, Inc.[1]	4,455
516	Target Corp.[1]	133,964
1,199	Tenneco, Inc. - Class A*[1]	15,911
33	Thor Industries, Inc.[1]	3,365
1,440	Titan International, Inc.*[1]	10,397
100	Walgreens Boots Alliance, Inc.[1]	4,702
231	Walmart, Inc.[1]	34,516
6

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
624	Whirlpool Corp.[1]	$131,558
		839,456
	CONSUMER, NON-CYCLICAL — 37.3%
800	Abbott Laboratories[1]	103,112
2,089	AbbVie, Inc.[1]	239,546
845	Amgen, Inc.[1]	174,890
1,657	Andersons, Inc.[1]	56,437
11	Anthem, Inc.[1]	4,786
6,535	BioDelivery Sciences International, Inc.*[1]	26,663
93	Bio-Techne Corp.[1]	48,699
709	Booz Allen Hamilton Holding Corp. - Class A1	61,584
1,469	Bruker Corp.[1]	117,961
317	Bunge Ltd.[1,2]	29,367
293	Church & Dwight Co., Inc.[1]	25,596
21	Cigna Corp.[1]	4,486
2,087	Colgate-Palmolive Co.[1]	159,009
36	DaVita, Inc.*[1]	3,717
2,507	Dentsply Sirona, Inc.[1]	143,425
862	Eagle Pharmaceuticals, Inc.*[1]	45,143
36	Eli Lilly & Co.[1]	9,171
517	Encompass Health Corp.[1]	32,861
3,981	Exelixis, Inc.*[1]	85,631
198	Gartner, Inc.*[1]	65,718
607	Hershey Co.[1]	106,437
58	Hologic, Inc.*[1]	4,252
857	Horizon Therapeutics PLC*[1,2]	102,763
61	Incyte Corp.*[1]	4,086
1,038	Johnson & Johnson[1]	169,069
1,838	Kroger Co.[1]	73,557
1,452	Lamb Weston Holdings, Inc.[1]	81,965
1,372	ManpowerGroup, Inc.[1]	132,604
1,363	Merck & Co., Inc.[1]	120,012
127	Moderna, Inc.*[1]	43,842
118	Molina Healthcare, Inc.*[1]	34,895
41	Neurocrine Biosciences, Inc.*[1]	4,322
695	Organogenesis Holdings, Inc.*[1]	7,631
218	Organon & Co.[1]	8,012
15	Paylocity Holding Corp.*[1]	4,577
37	PepsiCo, Inc.[1]	5,979
2,303	Pfizer, Inc.[1]	100,733
29	ResMed, Inc.[1]	7,624
224	Royalty Pharma PLC - Class A2	8,855
7

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
33	S&P Global, Inc.[1]	$15,647
381	Seagen, Inc.*[1]	67,182
942	Service Corp. International[1]	64,518
107	STERIS PLC[1,2]	25,010
497	Tyson Foods, Inc. - Class A1	39,745
621	United Therapeutics Corp.*[1]	118,462
2,668	Vector Group Ltd.[1]	35,378
477	Vertex Pharmaceuticals, Inc.*[1]	88,212
9,438	Viatris, Inc.[1]	125,997
213	West Pharmaceutical Services, Inc.[1]	91,564
2,995	Western Union Co.[1]	54,569
194	Zoetis, Inc.[1]	41,943
		3,227,244
	ENERGY — 0.2%
158	Exxon Mobil Corp.[1]	10,186
292	Marathon Oil Corp.[1]	4,766
		14,952
	FINANCIAL — 8.3%
41	Alliance Data Systems Corp.[1]	3,495
549	Ally Financial, Inc.[1]	26,209
450	Berkshire Hathaway, Inc. - Class B*[1]	129,155
88	CBRE Group, Inc. - Class A*[1]	9,159
31	Evercore, Inc. - Class A1	4,707
25	Extra Space Storage, Inc. - REIT[1]	4,934
211	Invitation Homes, Inc. - REIT[1]	8,704
671	Iron Mountain, Inc. - REIT[1]	30,624
88	Jones Lang LaSalle, Inc.*[1]	22,724
747	KKR & Co., Inc.[1]	59,514
741	Life Storage, Inc. - REIT[1]	99,153
2,066	Old Republic International Corp.[1]	53,365
992	Primerica, Inc.[1]	166,894
691	Redwood Trust, Inc. - REIT[1]	9,370
2,256	Retail Value, Inc. - REIT[1]	14,123
1,012	W R Berkley Corp.[1]	80,555
		722,685
	INDUSTRIAL — 7.1%
394	Arrow Electronics, Inc.*[1]	45,606
2,056	Avnet, Inc.[1]	78,354
1,029	Boise Cascade Co.[1]	58,262
295	Clean Harbors, Inc.*[1]	33,199
44	Emerson Electric Co.[1]	4,268
8

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
772	Encore Wire Corp.[1]	$103,494
794	Expeditors International of Washington, Inc.[1]	97,868
111	Hubbell, Inc.[1]	22,130
137	Jabil, Inc.[1]	8,215
135	Lockheed Martin Corp.[1]	44,863
756	Mueller Industries, Inc.[1]	39,796
655	National Instruments Corp.[1]	27,818
294	SYNNEX Corp.[1]	30,870
203	Vishay Intertechnology, Inc.[1]	3,902
375	Vontier Corp.[1]	12,686
		611,331
	TECHNOLOGY — 18.9%
638	Accenture PLC - Class A1,2	228,908
796	Activision Blizzard, Inc.[1]	62,239
53	Adobe, Inc.*[1]	34,469
1,481	Apple, Inc.[1]	221,854
142	Autodesk, Inc.*[1]	45,101
680	Black Knight, Inc.*[1]	47,675
94	Cadence Design Systems, Inc.*[1]	16,272
483	Electronic Arts, Inc.[1]	67,741
118	EPAM Systems, Inc.*[1]	79,442
210	Fair Isaac Corp.*[1]	83,622
28	Fortinet, Inc.*[1]	9,418
236	Genpact Ltd.[1,2]	11,647
277	Intuit, Inc.[1]	173,399
13	KLA Corp.[1]	4,846
80	Manhattan Associates, Inc.*[1]	14,523
930	Microsoft Corp.[1]	308,407
737	NCR Corp.*[1]	29,141
45	NVIDIA Corp.[1]	11,505
35	PTC, Inc.*[1]	4,457
21	ServiceNow, Inc.*[1]	14,653
1,942	SS&C Technologies Holdings, Inc.[1]	154,331
428	Veritone, Inc.*[1]	12,801
260	Xerox Holdings Corp.[1]	4,628
		1,641,079
	UTILITIES — 2.3%
3,073	AES Corp.[1]	77,225
277	MDU Resources Group, Inc.[1]	8,512
5,590	Vistra Corp.[1]	109,508
9

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
48	WEC Energy Group, Inc.[1]	$4,323
		199,568
	TOTAL COMMON STOCKS
	(Cost $8,054,293)	8,549,367

Principal Amount
	SHORT-TERM INVESTMENTS — 30.9%
$2,680,002	UMB Bank Demand Deposit, 0.01%[3]	2,680,002
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,680,002)	2,680,002

	TOTAL INVESTMENTS — 129.6%
	(Cost $10,734,295)	11,229,369
	Liabilities in Excess of Other Assets — (29.6)%	(2,567,681)
	TOTAL NET ASSETS — 100.0%	$8,661,688

Number of Shares
	SECURITIES SOLD SHORT — (29.6)%
	COMMON STOCKS — (29.6)%
	BASIC MATERIALS — (1.0)%
(2,094)	Danimer Scientific, Inc.*	(30,907)
(4,702)	Energy Fuels, Inc./Canada*[2]	(36,864)
(1,789)	Zymergen, Inc.*	(18,963)
		(86,734)
	COMMUNICATIONS — (1.6)%
(10,910)	Entercom Communications Corp.*	(35,239)
(2,357)	RealReal, Inc.*	(30,712)
(801)	TripAdvisor, Inc.*	(26,409)
(169)	Viasat, Inc.*	(10,088)
(192)	Wix.com Ltd.*[2]	(35,704)
		(138,152)
	CONSUMER, CYCLICAL — (6.3)%
(130)	Bath & Body Works, Inc.	(8,982)
(224)	Caesars Entertainment, Inc.*	(24,519)
(548)	Capri Holdings Ltd.*[2]	(29,176)
(1,623)	Casper Sleep, Inc.*	(5,908)
(569)	Cooper-Standard Holdings, Inc.*	(14,760)
(1,030)	Hyliion Holdings Corp.*	(8,333)
(511)	Kura Sushi USA, Inc. - Class A*	(21,758)
(1,211)	Lindblad Expeditions Holdings, Inc.*	(18,104)
(681)	Nordstrom, Inc.*	(19,565)
10

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(488)	Norwegian Cruise Line Holdings Ltd.*[2]	$(12,551)
(171)	Ollie's Bargain Outlet Holdings, Inc.*	(11,570)
(1,300)	OneSpaWorld Holdings Ltd.*[2]	(14,040)
(1,099)	Penn National Gaming, Inc.*	(78,688)
(1,238)	PLBY Group, Inc.*	(34,763)
(3,172)	QuantumScape Corp.*	(91,798)
(48)	RH*	(31,662)
(168)	Royal Caribbean Cruises Ltd.*[2]	(14,184)
(560)	Shift Technologies, Inc.*	(3,825)
(551)	TuSimple Holdings, Inc. - Class A*	(21,555)
(1)	Victoria's Secret & Co.*	(34)
(1,366)	Virgin Galactic Holdings, Inc.*	(25,613)
(2,633)	Vroom, Inc.*	(50,369)
		(541,757)
	CONSUMER, NON-CYCLICAL — (4.8)%
(8,440)	ADT, Inc.	(70,474)
(486)	Beyond Meat, Inc.*	(48,104)
(4,626)	Coty, Inc. - Class A*	(39,228)
(4,190)	Custom Truck One Source, Inc.*	(37,919)
(979)	Eargo, Inc.*	(8,615)
(4,038)	Humanigen, Inc.*	(28,993)
(1,875)	ImmunityBio, Inc.*	(14,681)
(1,184)	Oak Street Health, Inc.*	(55,920)
(1,103)	Ontrak, Inc.*	(9,486)
(206)	Quidel Corp.*	(27,351)
(1,725)	Sabre Corp.*	(17,906)
(4,646)	Sorrento Therapeutics, Inc.	(31,872)
(600)	Viad Corp.*	(26,622)
		(417,171)
	ENERGY — (4.3)%
(3,915)	EQT Corp.*	(77,948)
(378)	First Solar, Inc.*	(45,205)
(209)	Laredo Petroleum, Inc.*	(15,758)
(296)	New Fortress Energy, Inc.	(8,880)
(1,766)	PBF Energy, Inc. - Class A*	(25,801)
(2,451)	Plug Power, Inc.*	(93,800)
(400)	ProPetro Holding Corp.*	(3,836)
(1,759)	Sunrun, Inc.*	(101,459)
		(372,687)
11

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL — (1.1)%
(533)	Air Lease Corp.	$(21,347)
(712)	Lemonade, Inc.*	(44,258)
(549)	MGIC Investment Corp.	(8,872)
(934)	Park Hotels & Resorts, Inc. - REIT*	(17,307)
(438)	Rocket Cos., Inc. - Class A	(7,218)
		(99,002)
	INDUSTRIAL — (3.0)%
(610)	Axon Enterprise, Inc.*	(109,776)
(1,535)	Byrna Technologies, Inc.*	(25,865)
(4,126)	ChargePoint Holdings, Inc.*	(102,242)
(439)	Spirit AeroSystems Holdings, Inc. - Class A	(18,126)
		(256,009)
	TECHNOLOGY — (5.6)%
(1,098)	C3.ai, Inc. - Class A*	(49,542)
(1,009)	Clarivate PLC*[2]	(23,661)
(1,549)	DarioHealth Corp.*	(25,326)
(1,112)	Desktop Metal, Inc. - Class A*	(7,773)
(651)	Fastly, Inc. - Class A*	(32,947)
(3,481)	Palantir Technologies, Inc. - Class A*	(90,088)
(3,280)	Rekor Systems, Inc.*	(44,608)
(5,653)	Skillz, Inc.*	(63,201)
(376)	SkyWater Technology, Inc.*	(12,874)
(731)	Vuzix Corp.*	(7,815)
(1,058)	Wolfspeed, Inc.*	(127,076)
		(484,911)

	UTILITIES — (1.9)%
(1,077)	Brookfield Renewable Corp. - Class A2	(44,599)
(10,410)	PG&E Corp.*	(120,756)
		(165,355)
	TOTAL COMMON STOCKS
	(Proceeds $2,620,498)	(2,561,778)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,620,498)	$(2,561,778)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $8,162,953, which represents 94.24% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

12

361 Domestic Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	37.3%
Technology	18.9%
Communications	11.3%
Consumer, Cyclical	9.7%
Financial	8.3%
Industrial	7.1%
Basic Materials	3.6%
Utilities	2.3%
Energy	0.2%
Total Common Stocks	98.7%
Short-Term Investments	30.9%
Total Investments	129.6%
Liabilities in Excess of Other Assets	(29.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS — 103.3%
	BASIC MATERIALS — 2.9%
237,759	BlueScope Steel Ltd.	$3,715,096
168,490	Dow, Inc.[1]	9,430,385
18,204	Kloeckner & Co. S.E.*	244,568
7,700	Mitsui Chemicals, Inc.	228,951
31,200	Nucor Corp.[1]	3,483,480
221,100	Oji Holdings Corp.	1,095,935
3,071	Rio Tinto Ltd.	210,394
12,021	Solvay S.A.	1,428,883
		19,837,692
	COMMUNICATIONS — 10.2%
4,637	Alphabet, Inc. - Class A*[1]	13,729,786
4,841	Alphabet, Inc. - Class C*[1]	14,355,550
1,480	Amazon.com, Inc.*[1]	4,991,196
25,500	CyberAgent, Inc.	427,266
188,390	Liberty Global PLC*[1,2]	5,433,168
238,775	Mediaset S.p.A.	670,728
42,007	Meta Platforms, Inc.*[1]	13,592,205
43,248	Nokia Oyj*	248,210
4,761	NortonLifeLock, Inc.[1]	121,168
1,628,415	Telecom Italia S.p.A./Milano	580,891
81,100	Thomson Reuters Corp.	9,755,460
102,200	Trend Micro, Inc.	5,776,384
		69,682,012
	CONSUMER, CYCLICAL — 12.8%
11,230	Bayerische Motoren Werke A.G.	957,212
26,700	Canadian Tire Corp. Ltd. - Class A	3,792,280
15,858	Costco Wholesale Corp.[1]	7,794,841
17,037	Dillard's, Inc. - Class A1	3,937,932
156,510	Electrolux A.B.*	3,551,910
12,630	Esprinet S.p.A.	164,050
47,324	Ethan Allen Interiors, Inc.[1]	1,098,390
27,100	Gildan Activewear, Inc.	995,448
94,400	Iida Group Holdings Co., Ltd.	2,327,386
825,581	Kingfisher PLC	3,789,063
75,700	McDonald's Holdings Co. Japan Ltd.	3,383,152
5,200	NGK Insulators Ltd.	86,586
12,400	Nintendo Co., Ltd.	5,476,547
33,900	Nisshinbo Holdings, Inc.	261,658
61,624	Swatch Group A.G.	3,278,348
25,014	Swatch Group A.G.	6,884,970
48,734	Target Corp.[1]	12,652,321
14

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
79,300	Toyota Tsusho Corp.	$3,439,733
102,743	Walgreens Boots Alliance, Inc.[1]	4,830,976
52,152	Walmart, Inc.[1]	7,792,552
2,915,200	Yamada Holdings Co., Ltd.	11,139,855
		87,635,210
	CONSUMER, NON-CYCLICAL — 29.6%
33,596	Abbott Laboratories[1]	4,330,188
45,932	AbbVie, Inc.[1]	5,267,022
149,622	Adecco Group A.G.	7,537,968
56,335	Alkermes PLC*[1,2]	1,706,387
17,079	AMERCO[1]	12,587,052
47,844	Avantor, Inc.*[1]	1,931,941
53,007	Avid Bioservices, Inc.*[1]	1,626,255
45,270	Baxter International, Inc.[1]	3,574,519
30,486	Becton, Dickinson and Co.[1]	7,304,141
7,300	Bio-Rad Laboratories, Inc. - Class A*[1]	5,801,164
4,564	Bio-Techne Corp.[1]	2,389,939
30,557	Bruker Corp.[1]	2,453,727
89,435	Bunge Ltd.[1,2]	8,285,258
468,503	Carrefour S.A.	8,481,253
154,235	Catalyst Pharmaceuticals, Inc.*[1]	909,987
9,597	Coca-Cola Co.[1]	540,983
35,081	Colgate-Palmolive Co.[1]	2,672,821
55,253	Demant A/S*	2,678,554
17,122	DiaSorin S.p.A.	3,870,453
14,974	Draegerwerk A.G. & Co. KGaA	1,178,742
143,205	Dynavax Technologies Corp.*[1]	2,859,804
62,037	Eagle Pharmaceuticals, Inc.*[1]	3,248,878
188,100	Empire Co., Ltd. - Class A	5,623,546
41,443	Eurofins Scientific S.E.	4,890,624
24,618	Gartner, Inc.*[1]	8,170,960
1,700	George Weston Ltd.	183,681
95,263	Halozyme Therapeutics, Inc.*[1]	3,626,662
47,295	HelloFresh S.E.*	3,832,524
1,188	Henkel A.G. & Co. KGaA	106,424
46,205	ICA Gruppen A.B.	2,388,801
70,259	Imperial Brands PLC	1,482,545
105,634	Incyte Corp.*[1]	7,075,365
239,693	Ironwood Pharmaceuticals, Inc.*[1]	3,060,880
50,326	Johnson & Johnson[1]	8,197,099
10,471	Kesko Oyj - B Shares	340,755
201,642	Kroger Co.[1]	8,069,713
15

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
41,600	Loblaw Cos. Ltd.	$3,128,739
6,514	Maravai LifeSciences Holdings, Inc. - Class A*[1]	275,477
416,274	MiMedx Group, Inc.*[1]	2,851,477
11,589	Moderna, Inc.*[1]	4,000,639
1,173	Molina Healthcare, Inc.*[1]	346,880
173,333	Organogenesis Holdings, Inc.*[1]	1,903,196
165,752	Pfizer, Inc.[1]	7,249,992
125,043	Randstad N.V.	8,983,525
1,953	Regeneron Pharmaceuticals, Inc.*[1]	1,249,803
53,992	Robert Half International, Inc.[1]	6,104,875
345	S&P Global, Inc.[1]	163,585
170,241	Sonic Healthcare Ltd.	5,165,663
9,300	Tyson Foods, Inc. - Class A1	743,721
24,810	United Therapeutics Corp.*[1]	4,732,756
425,770	Western Union Co.[1]	7,757,529
		202,944,472
	DIVERSIFIED — 0.7%
101,506	Industrivarden A.B. - C Shares	3,301,846
21,500	Jardine Matheson Holdings Ltd.[2]	1,248,789
		4,550,635
	FINANCIAL — 13.6%
1,201,406	Banco Santander S.A.	4,556,760
31,200	Bank of Nova Scotia	2,045,546
54,304	Berkshire Hathaway, Inc. - Class B*[1]	15,585,791
109,800	Canadian Apartment Properties REIT - REIT	5,361,356
12,000	Canadian Imperial Bank of Commerce	1,456,076
122,855	Carlyle Group, Inc.[1]	6,898,308
1,175,000	CK Asset Holdings Ltd.	7,258,043
255,525	Commerzbank A.G.*	1,865,973
505,971	Deutsche Bank AG*	6,499,016
21,964	Dexus - REIT	180,158
37,906	EXOR N.V.	3,575,512
28,100	Fairfax Financial Holdings Ltd.	11,381,000
2,257,252	HSBC Holdings PLC	13,600,353
17,953	Iron Mountain, Inc. - REIT[1]	819,375
1,453,755	NatWest Group PLC	4,383,349
1,145,884	Standard Chartered PLC	7,749,576
2,504	Voya Financial, Inc.[1]	174,704
		93,390,896
	INDUSTRIAL — 15.0%
12,734	3M Co.[1]	2,275,311
16

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
96,636	A O Smith Corp.[1]	$7,061,193
48,400	AGC, Inc.	2,410,107
34,880	Agilent Technologies, Inc.[1]	5,493,251
966	AP MOLLER - MAERSK A/S /	2,799,418
1,562	AP Moller - Maersk A/S - Class A	4,288,720
103,800	Arrow Electronics, Inc.*[1]	12,014,850
3,127	Caterpillar, Inc.[1]	637,939
34,950	Cummins, Inc.[1]	8,382,408
13,300	Disco Corp.	3,585,648
124,532	Epiroc A.B. - Class B	2,645,541
80,053	Expeditors International of Washington, Inc.[1]	9,867,333
344,874	Fletcher Building Ltd.	1,773,772
117,871	Knight-Swift Transportation Holdings, Inc.[1]	6,682,107
1,384	Lennox International, Inc.[1]	414,204
4,210	Mettler-Toledo International, Inc.*[1]	6,234,505
368,200	Mitsubishi Electric Corp.	4,944,720
62,552	Owens Corning[1]	5,842,982
99,308	Royal Mail PLC	572,499
32,458	Waters Corp.*[1]	11,929,938
1,056,000	Xinyi Glass Holdings Ltd.	2,975,747
		102,832,193
	TECHNOLOGY — 15.1%
35,360	Accenture PLC - Class A1,2	12,686,814
9,818	Activision Blizzard, Inc.[1]	767,670
63,910	Apple, Inc.[1]	9,573,718
28,604	Bentley Systems, Inc. - Class B1	1,691,927
7,200	CGI, Inc.*	643,206
66,947	Check Point Software Technologies Ltd.*[1,2]	8,006,861
4,100	Constellation Software, Inc.	7,205,445
1,884	Fair Isaac Corp.*[1]	750,209
9,300	Ferrotec Holdings Corp.	311,964
20,651	Fortinet, Inc.*[1]	6,945,757
71,918	Kulicke & Soffa Industries, Inc.[1]	4,099,326
50,109	Microsoft Corp.[1]	16,617,147
37,700	Open Text Corp.	1,899,013
70,500	Oracle Corp. Japan	6,671,028
16,854	PTC, Inc.*[1]	2,146,357
13,985	Qorvo, Inc.*[1]	2,352,697
7,635	QUALCOMM, Inc.[1]	1,015,760
134,996	SS&C Technologies Holdings, Inc.[1]	10,728,132
177,900	SUMCO Corp.	3,399,422
15,219	VMware, Inc. - Class A*[1]	2,308,722
17

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
11,975	Zoom Video Communications, Inc. - Class A*[1]	$3,288,934
		103,110,109
	UTILITIES — 3.4%
472,753	Drax Group PLC	3,438,280
616,329	Electricite de France S.A.	9,082,927
111,040	NRG Energy, Inc.[1]	4,429,385
358,128	Pennon Group PLC	5,712,355
10,086	Uniper S.E.	445,844
		23,108,791
	TOTAL COMMON STOCKS
	(Cost $673,765,177)	707,092,010

Principal Amount
	SHORT-TERM INVESTMENTS — 15.8%
$108,052,315	UMB Bank Demand Deposit, 0.01%[3]	108,052,315
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $108,052,315)	108,052,315

	TOTAL INVESTMENTS — 119.1%
	(Cost $781,817,492)	815,144,325
	Liabilities in Excess of Other Assets — (19.1)%	(130,664,090)
	TOTAL NET ASSETS — 100.0%	$684,480,235

Number of Shares
	SECURITIES SOLD SHORT — (31.9)%
	COMMON STOCKS — (31.9)%
	BASIC MATERIALS — (3.7)%
(1,678,999)	Bellevue Gold Ltd.*	(1,080,854)
(157,000)	Cameco Corp.	(3,814,633)
(168,721)	Chalice Mining Ltd.*	(851,372)
(387,848)	Evolution Mining Ltd.	(1,052,943)
(2,665)	International Flavors & Fragrances, Inc.	(392,954)
(1,156,500)	Ivanhoe Mines Ltd. - Class A*	(9,073,703)
(178,200)	Lithium Americas Corp.*	(5,169,183)
(286,800)	Nippon Paint Holdings Co. Ltd.	(3,068,714)
(28,303)	Northern Star Resources Ltd.	(195,928)
(75,900)	SilverCrest Metals, Inc.*	(683,198)
		(25,383,482)
	COMMUNICATIONS — (2.0)%
(51,061)	Delivery Hero S.E.*[4]	(6,368,235)
(122,918)	Informa PLC*	(874,439)
18

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(55,020)	Just Eat Takeaway.com N.V.*[4]	$(3,952,161)
(100,000)	MonotaRO Co., Ltd.	(2,279,177)
		(13,474,012)
	CONSUMER, CYCLICAL — (6.6)%
(3,400)	Aptiv PLC*[2]	(587,826)
(106,103)	Berkeley Group Holdings PLC*	(6,328,891)
(24,764)	Caesars Entertainment, Inc.*	(2,710,667)
(63,878)	Carnival Corp.*[2]	(1,415,536)
(2,600)	Fast Retailing Co., Ltd.	(1,725,926)
(115,100)	Fisker, Inc.*	(1,847,355)
(136,022)	JET2 PLC*	(2,263,974)
(34,506)	Live Nation Entertainment, Inc.*	(3,490,282)
(121,075)	Luminar Technologies, Inc.*	(1,984,419)
(35,700)	Oriental Land Co., Ltd./Japan	(5,638,450)
(13,068)	Peloton Interactive, Inc. - Class A*	(1,194,938)
(376,084)	PointsBet Holdings Ltd.*	(2,361,883)
(27,968)	Qantas Airways Ltd.*	(113,267)
(18,495)	Royal Caribbean Cruises Ltd.*[2]	(1,561,533)
(93,879)	Virgin Galactic Holdings, Inc.*	(1,760,231)
(160,473)	Vroom, Inc.*	(3,069,849)
(93,970)	Whitbread PLC*	(4,204,010)
(34,522)	Wynn Resorts Ltd.*	(3,100,076)
		(45,359,113)
	CONSUMER, NON-CYCLICAL — (6.1)%
(110,939)	Accolade, Inc.*	(4,414,263)
(36,573)	Aclaris Therapeutics, Inc.*	(634,542)
(6,433)	Alnylam Pharmaceuticals, Inc.*	(1,026,449)
(20,229)	Applied Therapeutics, Inc.*	(296,759)
(16,211)	Argenx S.E.*	(4,880,197)
(488,000)	Canopy Growth Corp.*	(6,170,976)
(74,511)	Exact Sciences Corp.*	(7,094,937)
(231,750)	Oak Street Health, Inc.*	(10,945,553)
(219,219)	Ocado Group PLC*	(5,410,452)
(144,220)	Provention Bio, Inc.*	(902,817)
		(41,776,945)
	ENERGY — (8.2)%
(583,200)	Ballard Power Systems, Inc.*	(10,569,793)
(57,014)	Ceres Power Holdings PLC*	(971,743)
(458,520)	Gevo, Inc.*	(3,315,099)
(605,628)	ITM Power PLC*	(4,050,008)
19

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(298,400)	Keyera Corp.	$(7,648,067)
(8,360)	Neste Oyj	(465,390)
(144,000)	Pembina Pipeline Corp.	(4,767,033)
(303,182)	Plug Power, Inc.*	(11,602,775)
(37,635)	PowerCell Sweden A.B.*	(841,126)
(3,704)	SolarEdge Technologies, Inc.*	(1,313,735)
(175,940)	Sunrun, Inc.*	(10,148,219)
(1,600)	TC Energy Corp.	(86,555)
(18,219)	Williams Cos., Inc.	(511,772)
		(56,291,315)
	FINANCIAL — (1.8)%
(1)	Jackson Financial, Inc. - Class A*	(22)
(205,400)	Japan Post Holdings Co., Ltd.	(1,578,274)
(58,323)	Lemonade, Inc.*	(3,625,358)
(114,242)	Prudential PLC	(2,331,447)
(86,836)	Redfin Corp.*	(4,458,160)
		(11,993,261)
	INDUSTRIAL — (0.9)%
(12,080)	Boeing Co.*	(2,500,922)
(213,644)	Euronav N.V.	(2,273,379)
(12,312)	Getlink S.E.	(189,485)
(180,800)	MicroVision, Inc.*	(1,375,888)
		(6,339,674)
	TECHNOLOGY — (2.6)%
(53,717)	Bechtle A.G.	(4,029,290)
(20,015)	BigCommerce Holdings, Inc.*	(924,893)
(385,153)	Embracer Group A.B.*	(3,592,189)
(21,820)	Fastly, Inc. - Class A*	(1,104,310)
(13,329)	Splunk, Inc.*	(2,196,886)
(7,647)	Twilio, Inc. - Class A*	(2,228,030)
(315,579)	Vuzix Corp.*	(3,373,540)
		(17,449,138)
	TOTAL COMMON STOCKS
	(Proceeds $219,277,515)	(218,066,940)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $219,277,515)	$(218,066,940)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
20

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2021

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $390,579,804, which represents 57.06% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $10,320,396, which represents 1.51% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

21

361 Global Long/Short Equity Fund

SUMMARY OF INVESTMENTS

As of October 31, 2021

Security Type/Country	Percent of Total Net Assets
Common Stocks
United States	58.7%
Japan	8.0%
Canada	7.8%
United Kingdom	6.8%
Switzerland	2.6%
France	2.6%
Germany	2.2%
Ireland	2.1%
Netherlands	1.8%
Sweden	1.7%
Hong Kong	1.7%
Denmark	1.4%
Australia	1.3%
Israel	1.2%
Italy	0.8%
Luxembourg	0.7%
Spain	0.7%
Singapore	0.6%
New Zealand	0.3%
Belgium	0.2%
Finland	0.1%
Total Common Stocks	103.3%
Short-Term Investments	15.8%
Total Investments	119.1%
Liabilities in Excess of Other Assets	(19.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

22

STATEMENTS OF ASSETS AND LIABILITIES

As of October 31, 2021

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Assets:
Investments, at cost	$10,734,295	$781,817,492
Foreign currency, at cost	-	167,799
Investments, at value	$11,229,369	$815,144,325
Foreign currency, at value	-	167,807
Cash	-	75,000,000
Cash deposited with brokers for securities sold short	905,515	14,113,521
Receivables:
Investment securities sold	3,461,316	-
Fund shares sold	-	161,834
Dividends and interest	7,317	1,384,342
Due from Advisor	10,937	-
Due from Custodian	-	1,157,153
Prepaid expenses	16,536	27,435
Total assets	15,630,990	907,156,417

Liabilities:
Securities sold short, proceeds	$2,620,498	$219,277,515
Securities sold short, at value	$2,561,778	$218,066,940
Payables:
Investment securities purchased	1,132,537	-
Fund shares redeemed	3,204,846	3,194,463
Advisory fees	-	711,641
Shareholder servicing fees (Note 7)	4,615	37,486
Distribution fees (Note 6)	492	2,183
Fund accounting and administration fees	13,503	75,091
Transfer agent fees and expenses	8,045	28,204
Custody fees	6,400	72,234
Auditing fees	20,250	20,508
Trustees' deferred compensation (Note 3)	7,397	10,771
Dividends and interest on securities sold short	4,533	442,577
Shareholder reporting fees	1,693	11,759
Chief Compliance Officer fees	403	980
Trustees' fees and expenses	222	276
Accrued other expenses	2,588	1,069
Total liabilities	6,969,302	222,676,182
Net Assets	$8,661,688	$684,480,235

See accompanying Notes to Financial Statements.

23

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of October 31, 2021

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with a number of shares authorized)	$6,526,763	$635,689,154
Total distributable earnings	2,134,925	48,791,081
Net Assets	$8,661,688	$684,480,235

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$2,348,675	$9,592,630
Shares of beneficial interest issued and outstanding	208,847	795,239
Redemption price per share	$11.25	$12.06

Class I Shares:
Net assets applicable to shares outstanding	$6,313,013	$170,552,692
Shares of beneficial interest issued and outstanding	553,416	13,977,013
Redemption price per share	$11.41	$12.20

Class Y Shares:
Net assets applicable to shares outstanding[1]	$-	$504,334,913
Shares of beneficial interest issued and outstanding	-	41,188,640
Redemption price per share	$-	$12.24

[1]	Domestic Long/Short Equity Fund's Class Y shares were liquidated on October 29, 2021.

See accompanying Notes to Financial Statements.

24

STATEMENTS OF OPERATIONS

For the Year Ended October 31, 2021

	361 Domestic Long/Short Equity Fund	361 Global Long/Short Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0 and $744,755, respectively)	$213,440	$12,384,040
Interest	231	12,060
Total investment income	213,671	12,396,100

Expenses:
Advisory fees	145,728	8,638,588
Shareholder servicing fees - Class I (Note 7)	6,045	81,672
Shareholder servicing fees - Investor Class (Note 7)	3,682	17,182
Distribution fees (Note 6)	6,134	28,619
Fund accounting and administration fees	92,889	576,405
Transfer agent fees and expenses	48,022	158,654
Custody fees	17,411	182,709
Dividends on securities sold short	96,823	2,968,364
Interest expense	59,885	3,655,958
Registration fees	46,466	63,757
Auditing fees	20,250	20,531
Chief Compliance Officer fees	13,781	13,828
Legal fees	13,097	39,970
Trustees' fees and expenses	10,208	17,369
Shareholder reporting fees	10,108	34,788
Miscellaneous	6,139	10,686
Insurance fees	1,961	3,237
Total expenses	598,629	16,512,317
Advisory fees waived	(145,728)	(154,410)
Other expenses absorbed	(96,184)	-
Net expenses	356,717	16,357,907
Net investment loss	(143,046)	(3,961,807)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,054,104	165,303,079
Securities sold short	(3,005,314)	(92,241,005)
Foreign currency transactions	-	93,586
Net realized gain	2,048,790	73,155,660
Net change in unrealized appreciation/depreciation on:
Investments	(869,189)	14,745,482
Securities sold short	313,256	(30,378,388)
Foreign currency translations	-	(21,027)
Net change in unrealized appreciation/depreciation	$(555,933)	$(15,653,933)
Net realized and unrealized gain	1,492,857	57,501,727

Net Increase in Net Assets from Operations	$1,349,811	$53,539,920

See accompanying Notes to Financial Statements.

25

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(143,046)	$(204,387)
Net realized gain on investments and securities sold short	2,048,790	1,485,045
Net change in unrealized appreciation/depreciation on investments and securities sold short	(555,933)	(1,025,779)
Net increase in net assets resulting from operations	1,349,811	254,879

Distributions to Shareholders:
Investor Class	(109,018)	(22,859)
Class I	(328,976)	(527,919)
Class Y1	(215,019)	(814,865)
Total distributions to shareholders	(653,013)	(1,365,643)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	235,642	2,132,009
Class I	1,122,840	6,071,058
Class Y1	-	4,500,000
Reinvestment of distributions:
Investor Class	102,168	20,838
Class I	320,950	152,903
Class Y1	36,048	158,683
Cost of shares redeemed:
Investor Class	(772,668)	(231,993)
Class I	(3,583,859)	(12,017,895)
Class Y1	(5,575,667)	(23,127,755)
Net decrease in net assets from capital transactions	(8,114,546)	(22,342,152)

Total decrease in net assets	(7,417,748)	(23,452,916)

Net Assets:
Beginning of period	16,079,436	39,532,352
End of period	$8,661,688	$16,079,436

Capital Share Transactions:
Shares sold:
Investor Class	22,760	208,830
Class I	102,261	597,548
Class Y1	-	446,432
Shares reinvested:
Investor Class	10,268	2,051
Class I	31,904	14,932
Class Y1	3,569	15,451

See accompanying Notes to Financial Statements.

26

361 Domestic Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Shares redeemed:
Investor Class	(74,534)	(22,670)
Class I	(344,174)	(1,130,999)
Class Y1	(504,588)	(2,318,842)
Net decrease in capital share transactions	(752,534)	(2,187,267)

[1]	Class Y shares were liquidated on October 29, 2021.

See accompanying Notes to Financial Statements.

27

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(3,961,807)	$(3,739,148)
Net realized gain (loss) on investments, securities sold short and foreign currency transactions	73,155,660	(12,822,022)
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	(15,653,933)	22,868,025
Net increase in net assets resulting from operations	53,539,920	6,306,855

Distributions to Shareholders:
Class I	-	(1,003,012)
Class Y	-	(1,787,512)
Total distributions to shareholders	-	(2,790,524)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	3,032,068	3,268,773
Class I	45,304,346	94,672,273
Class Y	72,699,567	195,418,500
Reinvestment of distributions:
Class I	-	834,251
Class Y	-	1,281,137
Cost of shares redeemed:
Investor Class	(6,323,178)	(20,637,333)
Class I	(93,092,933)	(221,553,557)
Class Y	(87,526,230)	(231,924,823)
Net decrease in net assets from capital transactions	(65,906,360)	(178,640,779)

Total decrease in net assets	(12,366,440)	(175,124,448)

Net Assets:
Beginning of period	696,846,675	871,971,123
End of period	$684,480,235	$696,846,675

Capital Share Transactions:
Shares sold:
Investor Class	269,994	300,408
Class I	3,913,510	8,618,028
Class Y	6,261,471	18,112,223
Shares reinvested:
Class I	-	74,955
Class Y	-	114,900

See accompanying Notes to Financial Statements.

28

361 Global Long/Short Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020
Shares redeemed:
Investor Class	(541,969)	(1,902,999)
Class I	(8,030,077)	(20,618,917)
Class Y	(7,444,515)	(21,838,430)
Net decrease in capital share transactions	(5,571,586)	(17,139,832)

See accompanying Notes to Financial Statements.

29

361 Domestic Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2021

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$1,349,811
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(60,154,355)
Sales of long-term investments	71,637,434
Return of capital dividends received	55,803
Proceeds from securities sold short	21,466,334
Cover short securities	(26,578,385)
Sales of short-term investments, net	1,972,032
Increase in investment securities sold receivable	(3,461,316)
Increase in due from advisor receivable	(8,582)
Decrease in interest and dividends receivables	8,322
Increase in prepaid expenses	(1,076)
Increase in investment securities purchased payable	1,132,537
Decrease in interest and dividends on securities sold short	(2,064)
Decrease in accrued expenses	(709)
Net realized gain	(2,048,264)
Net change in unrealized appreciation/depreciation	555,933
Net cash provided by operating activities	5,923,455

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	1,358,817
Cost of shares redeemed	(6,727,348)
Dividends paid to shareholders, net of reinvestments	(193,847)
Net cash used for financing activities	(5,562,378)

Net increase in cash	361,077

Cash and cash equivalents:
Beginning cash balance	-
Beginning cash held at brokers	544,438
Total beginning cash and cash equivalents	544,438

Ending cash balance	-
Ending cash held at brokers	905,515
Total ending cash and cash equivalents	$905,515
Supplemental disclosure of interest expense paid	$61,928

Non cash financing activities not included herein consist of $459,166 of reinvested dividends.

See accompanying Notes to Financial Statements.

30

361 Global Long/Short Equity Fund

STATEMENT OF CASH FLOWS

For the Year Ended October 31, 2021

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$53,539,920
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term investments	(2,787,339,504)
Sales of long-term investments	2,954,497,510
Return of capital dividends received	134,703
Proceeds from securities sold short	1,047,902,934
Cover short securities	(1,160,963,957)
Sales of short-term investments, net	23,634,608
Increase in foreign currency	(75,674)
Increase in interest and dividends receivables	(275,681)
Decrease in prepaid expenses	1,227
Increase in other assets	(1,157,153)
Decrease in foreign currency due to custodian	(27,441)
Increase in advisory fees payable	4,666
Increase in interest and dividends on securities sold short	101,601
Decrease in accrued expenses	(138,165)
Net realized gain	(73,712,685)
Net change in unrealized appreciation/depreciation	15,632,906
Net cash provided by operating activities	71,759,815

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	121,518,355
Cost of shares redeemed	(184,317,551)
Net cash used for financing activities	(62,799,196)

Net increase in cash	8,960,619

Cash and cash equivalents:
Beginning cash balance	171,459
Beginning cash held at brokers	79,981,443
Total beginning cash and cash equivalents	80,152,902

Ending cash balance	75,000,000
Ending cash held at brokers	14,113,521
Total ending cash and cash equivalents	$89,113,521
Supplemental disclosure of interest expense paid	$3,625,701

Non cash financing activities not included herein consist of $0 of reinvested dividends.

See accompanying Notes to Financial Statements.

31

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.51	$10.56	$10.96	$10.91	$9.90
Income from Investment Operations:
Net investment loss[1]	(0.14)	(0.11)	(0.03)	(0.12)	(0.05)
Net realized and unrealized gain	1.32	0.46	0.40	0.43	1.16
Total from investment operations	1.18	0.35	0.37	0.31	1.11

Less Distributions:
From net investment income	-	-	-	-	(0.02)
From net realized gain	(0.44)	(0.40)	(0.77)	(0.26)	(0.08)
Total distributions	(0.44)	(0.40)	(0.77)	(0.26)	(0.10)
Net asset value, end of period	$11.25	$10.51	$10.56	$10.96	$10.91

Total return[2]	11.75%	3.43%	3.88%	2.87%	11.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,349	$2,631	$656	$691	$398

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[3]	4.80%	3.27%	3.06%	3.38%	3.03%
After fees waived and expenses absorbed[3]	2.97%	2.69%	2.83%	3.02%	2.42%
Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(3.19)%	(1.65)%	(0.49)%	(1.44)%	(1.05)%
After fees waived and expenses absorbed	(1.36)%	(1.07)%	(0.26)%	(1.08)%	(0.44)%
Portfolio turnover rate	479%	538%	332%	262%	263%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.18% for the year ended October 31, 2021. For the prior periods ended October 31, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.90%, 1.04%, 1.23%, and 0.63%, respectively.

See accompanying Notes to Financial Statements.

32

361 Domestic Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.62	$10.65	$11.02	$10.94	$9.90
Income from Investment Operations:
Net investment loss[1]	(0.11)	(0.08)	- [2]	(0.09)	(0.02)
Net realized and unrealized gain	1.34	0.46	0.40	0.43	1.17
Total from investment operations	1.23	0.38	0.40	0.34	1.15

Less Distributions:
From net investment income	-	(0.01)	-	-	(0.03)
From net realized gain	(0.44)	(0.40)	(0.77)	(0.26)	(0.08)
Total distributions	(0.44)	(0.41)	(0.77)	(0.26)	(0.11)
Net asset value, end of period	$11.41	$10.62	$10.65	$11.02	$10.94

Total return[3]	12.11%	3.71%	4.15%	3.14%	11.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,313	$8,108	$13,658	$9,261	$3,436

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	4.49%	2.99%	2.77%	3.06%	2.76%
After fees waived and expenses absorbed[4]	2.66%	2.41%	2.54%	2.70%	2.15%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.88)%	(1.37)%	(0.20)%	(1.12)%	(0.78)%
After fees waived and expenses absorbed	(1.05)%	(0.79)%	0.03%	(0.76)%	(0.17)%
Portfolio turnover rate	479%	538%	332%	262%	263%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.18% for the year ended October 31, 2021. For the prior periods ended October 31, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.90%, 1.04%, 1.23%, and 0.63%, respectively.

See accompanying Notes to Financial Statements.

33

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.21	$10.98	$11.32	$12.15	$10.76
Income from Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.09)	0.01	(0.05)	0.03
Net realized and unrealized gain (loss)	0.96	0.32	(0.02)	-	1.39
Total from investment operations	0.85	0.23	(0.01)	(0.05)	1.42

Less Distributions:
From net investment income	-	-	-	(0.02)	(0.03)
From net realized gain	-	-	(0.33)	(0.76)	-
Total distributions	-	-	(0.33)	(0.78)	(0.03)
Net asset value, end of period	$12.06	$11.21	$10.98	$11.32	$12.15

Total return[2]	7.58%	2.09%	0.06%	(0.55)%	13.26%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,593	$11,967	$29,320	$70,194	$82,319

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[3,4]	2.77%	2.72%	2.74%	2.68%	2.50%
After fees waived and expenses absorbed/recovered[3,4]	2.75%	2.67%	2.71%	2.63%	2.51%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.98)%	(0.91)%	0.03%	(0.48)%	0.32%
After fees waived and expenses absorbed/recovered	(0.96)%	(0.86)%	0.06%	(0.43)%	0.31%
Portfolio turnover rate	437%	403%	220%	197%	237%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.96% for the year ended October 31, 2021. For the prior periods ended October 31, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.88%, 0.92%, 0.85%, and 0.61%, respectively.
[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.79% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.94%.

See accompanying Notes to Financial Statements.

34

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.30	$11.07	$11.37	$12.20	$10.82
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.06)	0.04	(0.02)	0.07
Net realized and unrealized gain (loss)	0.97	0.32	(0.01)	-	1.39
Total from investment operations	0.90	0.26	0.03	(0.02)	1.46

Less Distributions:
From net investment income	-	(0.03)	-	(0.05)	(0.08)
From net realized gain	-	-	(0.33)	(0.76)	-
Total distributions	-	(0.03)	(0.33)	(0.81)	(0.08)
Net asset value, end of period	$12.20	$11.30	$11.07	$11.37	$12.20

Total return[2]	7.96%	2.38%	0.42%	(0.25)%	13.54%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170,553	$204,510	$332,247	$536,076	$430,610

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[3,4]	2.41%	2.41%	2.42%	2.40%	2.21%
After fees waived and expenses absorbed/recovered[3,4]	2.39%	2.36%	2.39%	2.35%	2.22%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.62)%	(0.60)%	0.35%	(0.20)%	0.60%
After fees waived and expenses absorbed/recovered	(0.60)%	(0.55)%	0.38%	(0.15)%	0.59%
Portfolio turnover rate	437%	403%	220%	197%	237%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.96% for the year ended October 31, 2021. For the prior periods ended October 31, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.88%, 0.92%, 0.85%, and 0.61%, respectively.
[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.54% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.69%.

See accompanying Notes to Financial Statements.

35

361 Global Long/Short Equity Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.34	$11.10	$11.39	$12.23	$10.84
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.05)	0.05	-	0.08
Net realized and unrealized gain (loss)	0.97	0.33	(0.01)	(0.01)	1.40
Total from investment operations	0.90	0.28	0.04	(0.01)	1.48

Less Distributions:
From net investment income	-	(0.04)	-	(0.07)	(0.09)
From net realized gain	-	-	(0.33)	(0.76)	-
Total distributions	-	(0.04)	(0.33)	(0.83)	(0.09)
Net asset value, end of period	$12.24	$11.34	$11.10	$11.39	$12.23

Total return[2]	7.94%	2.54%	0.51%	(0.21)%	13.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$504,335	$480,370	$510,403	$145,591	$38,730

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered[3,4]	2.37%	2.32%	2.34%	2.29%	2.10%
After fees waived and expenses absorbed/recovered[3,4]	2.35%	2.27%	2.31%	2.24%	2.11%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed/recovered	(0.58)%	(0.51)%	0.43%	(0.09)%	0.71%
After fees waived and expenses absorbed/recovered	(0.56)%	(0.46)%	0.46%	(0.04)%	0.70%
Portfolio turnover rate	437%	403%	220%	197%	237%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.96% for the year ended October 31, 2021. For the prior periods ended October 31, 2020, 2019, 2018, and 2017, the ratios would have been lowered by 0.88%, 0.92%, 0.85%, and 0.61%, respectively.
[4]	Effective December 18, 2017, the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to December 18, 2017, the annual operating expense limitation was 1.54%.

See accompanying Notes to Financial Statements.

36

361 Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2021

Note 1 – Organization

361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”) and 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Domestic Long/Short Equity Fund and Global Long/Short Equity Fund are diversified Funds.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. As a secondary objective, the Domestic Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y. The Fund’s Class Y shares are not currently available for purchase.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

37

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

38

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

The Funds have an agreement with SG Americas Securities, LLC for the purpose of purchasing or borrowing securities on margin. The Funds are charged interest on debit margin balances at a rate equal to Federal funds rate plus 65 basis points and the interest rate for debit cash balances is Federal funds rate plus 75 basis points. For balances denominated in foreign currencies, the rate charged is reference rate of each respective country plus 130 basis points. For the fiscal year ended October 31, 2021, the short sales transactions are as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 10/31/2021	Investments sold short at 10/31/2021	Interest Expense*
Domestic Long/Short Equity Fund	$3,733,105	0.83%	$6,025,426	$2,793,930	$2,561,778	$59,885
Global Long/Short Equity Fund	196,521,867	1.08%	217,777,389	203,922,280	218,066,940	3,655,958

*	Includes interest expense on investments sold short and margin interest expense/rebate.

(e) Short-Term Investments

The Domestic Long/Short Equity Fund invests a significant amount (30.9% of its net assets as of October 31, 2021) in the UMB Bank Demand Deposit. The UMB Bank Demand Deposit acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes. This investment vehicle is not publicly traded on open markets.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

39

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

In conjunction with the use of short sales, written options contracts or futures contracts, the Funds may be required to maintain collateral in various forms. At October 31, 2021, such collateral is denoted in the Funds’ Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of short sales, written options contracts or futures contracts, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At October 31, 2021, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

(g) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2018 through 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Hamilton Lane Advisors, L.L.C. (the “Advisor”). At a special meeting held on March 17, 2021, shareholders of the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund approved (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and Advisor, (ii) a new investment sub-advisory agreement between Hamilton Lane and Wells Capital Management, Inc. (“WellsCap”) (the “New Sub-Advisory Agreement”), with respect to each Fund, and (iii) the use of a “manager of managers” arrangement to allow Advisor and the Board of Trustees of the Trust to hire or replace the respective Fund’s sub-advisors and modify any existing or future agreements with such sub-advisors in the future without a shareholder meeting. The results of the shareholders meeting are reported in Note 11.

40

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

On April 1, 2021 (the “Effective Date”), the Advisor acquired the assets (the “Transaction”) of 361 Capital, LLC, (the “Prior Advisor”). Prior to April 1, 2021, Prior Advisor and WellsCap served as the Funds’ investment advisor and investment sub-advisor, respectively. The New Advisory Agreement and New Sub-Advisory Agreement became effective on the Effective Date and would be in effect for an initial two-year period.

Each Fund’s investment objective, principal investment strategy and investment policies remain the same after the Transaction. In addition, the members of the WellsCap portfolio management team that have managed each Fund since its inception continue to be members of the portfolio management team and continue to be responsible for the day-to-day management of each Fund’s portfolio.

Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the tables below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses as determined in accordance with Form N-1A, dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, Rule 12b-1 fees and shareholder service fees) in order to limit total annual operating expenses of each fund set forth in table below. This agreement is in effect until March 31, 2023 for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the investment advisory fees and the expense cap by Fund:

	Investment Advisory Fees†	Total Limit on Annual Operating Expenses†
Domestic Long/Short Equity Fund	1.10%	1.39%
Global Long/Short Equity Fund	1.25%	1.39%

†	The investment advisory fees and total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Advisor has engaged Wells Capital Management, Inc. (the "Sub-Advisor") to manage the assets of the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund and pays the Sub-Advisor from its advisory fees.

For the year ended October 31, 2021, the Advisor and Prior Advisor waived fees and absorbed other expenses as follows:

	Advisor	Prior Advisor	Total
Domestic Long/Short Equity Fund	$147,259	94,653	$241,912
Global Long/Short Equity Fund	$95,254	59,156	$154,410

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. In addition, the Advisor is permitted to seek reimbursement of fees or payments made by Prior Advisor to the Funds prior to the Transaction. At October 31, 2021, the amount of these potentially recoverable expenses was $505,175 and $773,023 for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than October 31, of the years stated below:

41

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
2022	$101,935	$211,030
2023	161,328	407,583
2024	241,912	154,410
Total	$505,175	$773,023

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2021 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2021, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended October 31, 2021 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

As of October 31, 2021, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Cost of investments	$8,164,354	$568,024,764

Gross unrealized appreciation	$1,087,942	$72,455,423
Gross unrealized depreciation	(584,705)	(43,402,802)
Net unrealized appreciation on investments	$503,237	$29,052,621

42

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and foreign currency.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Fund	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
Domestic Long/Short Equity Fund	$249	$(249)
Global Long/Short Equity Fund	593	(593)

As of October 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Domestic Long/Short Equity Fund	Global Long/Short Equity Fund
Undistributed ordinary income	$982,521	$-
Undistributed long-term capital gains	656,564	19,794,828
Tax accumulated earnings	1,639,085	19,794,828

Accumulated capital and other losses	-	(40,277)
Unrealized appreciation on investments	503,237	29,052,621
Unrealized appreciation on foreign currency and futures contracts	-	(5,320)
Unrealized deferred compensation	(7,397)	(10,771)
Total accumulated earnings (deficit)	$2,134,925	$48,791,081

The tax character of the distributions paid during the fiscal years ended October 31, 2021 and October 31, 2020 were as follows:

	Domestic Long/Short Equity Fund		Global Long/Short Equity Fund
Distributions paid from:	2021	2020	2021	2020
Ordinary income	$-	$62,811	$-	$2,790,524
Net long-term capital gains	653,013	1,302,832	-	-
Total distributions paid	$653,013	$1,365,643	$-	$2,790,524

As of October 31, 2021, the following funds had qualified late-year ordinary losses, which are deferred until fiscal year 2022 for tax purposes.

Fund	Late-Year Ordinary Losses
Domestic Long/Short Equity Fund	$-
Global Long/Short Equity Fund	40,277

43

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Investment Transactions

For the year ended October 31, 2021, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

	Purchases	Sales	Securities sold short	Cover short securities
Domestic Long/Short Equity Fund	$60,154,355	$71,637,434	$21,466,334	$26,578,385
Global Long/Short Equity Fund	2,787,339,504	2,954,497,510	1,047,902,934	1,160,963,957

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Class I and Class Y shares do not pay any distribution fees.

For the year ended October 31, 2021, for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y shares do not participate in the Shareholder Servicing Plan.

For the year ended October 31, 2021, for the Domestic Long/Short Equity Fund and Global Long/Short Equity Fund shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
44

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2021, in valuing the Funds’ assets carried at fair value:

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$8,549,367	$-	$-	$8,549,367
Short-Term Investments	2,680,002	-	-	2,680,002
Total Assets	$11,229,369	$-	$-	$11,229,369

Liabilities
Securities Sold Short
Common Stocks[1]	$2,561,778	$-	$-	$2,561,778
Total Liabilities	$2,561,778	$-	$-	$2,561,778

45

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks
Basic Materials	$12,913,865	$6,923,827	$-	$19,837,692
Communications	61,978,533	7,703,479	-	69,682,012
Consumer, Cyclical	46,446,650	41,188,560	-	87,635,210
Consumer, Non-cyclical	155,574,184	47,370,288	-	202,944,472
Diversified	-	4,550,635	-	4,550,635
Financial	43,722,156	49,668,740	-	93,390,896
Industrial	76,836,021	25,996,172	-	102,832,193
Technology	92,727,695	10,382,414	-	103,110,109
Utilities	4,429,385	18,679,406	-	23,108,791
Short-Term Investments	108,052,315	-	-	108,052,315
Total Assets	$602,680,804	$212,463,521	$-	$815,144,325

Liabilities
Securities Sold Short
Common Stocks
Basic Materials	$19,133,671	$6,249,811	$-	$25,383,482
Communications	-	13,474,012	-	13,474,012
Consumer, Cyclical	22,722,712	22,636,401	-	45,359,113
Consumer, Non-cyclical	31,486,296	10,290,649	-	41,776,945
Energy	49,963,048	6,328,267	-	56,291,315
Financial	8,083,540	3,909,721	-	11,993,261
Industrial	3,876,810	2,462,864	-	6,339,674
Technology	9,827,659	7,621,479	-	17,449,138
Total Liabilities	$145,093,736	$72,973,204	$-	$218,066,940

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Note 10 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 11 – Results of Shareholder Meeting (Unaudited)

At a special meeting held on March 17, 2021, shareholders of each Fund approved the New Advisory Agreement between the Trust and Hamilton Lane Advisors, L.L.C. (“Hamilton Lane”), and approved the New Sub-Advisory agreement between Hamilton Lane and Wells Capital Management, Inc.

46

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

The percentage of share outstanding and entitled to vote that were present by proxy for Domestic Long/Short Equity Fund was 52.74%. The number of shares voted were as follows:

New Advisory Agreement:

For	Against	Abstain	Total
744,170	3,289	6,224	753,683

Sub-Advisory Agreement:

For	Against	Abstain	Total
744,094	3,386	6,203	753,683

The percentage of share outstanding and entitled to vote that were present by proxy for Global Long/Short Equity Fund was 82.00%. The number of shares voted were as follows:

New Advisory Agreement:

For	Against	Abstain	Total
48,754,045	23,064	34,342	48,811,451

Sub-Advisory Agreement:

For	Against	Abstain	Total
48,751,609	24,243	35,599	48,811,451

Note 12 – New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

47

361 Funds

NOTES TO FINANCIAL STATEMENTS - Continued

October 31, 2021

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Domestic Long/Short Equity Fund and Global Long/Short Equity Fund declared the payment of a distribution to be paid, on December 9, 2021, to shareholders of record on December 8, 2021 as follows:

		Short Term Capital Gain	Long Term Capital Gain	Income
Domestic Long/Short Equity Fund	Investor Class Shares	$2.1627	$1.2577	None
Domestic Long/Short Equity Fund	Class I Shares	2.1627	1.2577	None
Global Long/Short Equity Fund	Investor Class Shares	None	0.3672	None
Global Long/Short Equity Fund	Class I Shares	None	0.3672	None
Global Long/Short Equity Fund	Class Y Shares	None	0.3672	None

On November 1, 2021, Wells Fargo Asset Management, the parent company of Sub-Advisor, was acquired by GTCR LLC and Reverence Capital Partners, L.P (the “Transaction”). In connection with of the Transaction, Sub-Advisor’s name changed to Allspring Global Investments, LLC (“Allspring”).

The Transaction resulted in the termination of the then-current sub-advisory agreement between the Advisor and Sub-Advisor with respect to each Fund. At a meeting held on June 15-16, 2021, the Board of Trustees of the Trust (the “Board”) considered and approved a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between Hamilton Lane and Allspring, effective as of the closing of the Transaction, pursuant to which Allspring (formerly, WellsCap) would continue to serve as the investment sub-advisor to each Fund, subject to the oversight of Hamilton Lane.

The Transaction did not result in any changes to either Fund’s investment objective, principal investment strategy or investment policies. In addition, the members of the portfolio management team that have managed each Fund since its inception continue to be members of the portfolio management team and continue to be responsible for the day-to-day management of each Fund’s portfolio. Under the New Sub-Advisory Agreement, Allspring receives the same compensation that WellsCap received with respect to each Fund under the previous sub-advisory agreement. All sub-advisory fees are paid by the Advisor and not the Funds.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

48

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the 361 Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the 361 Domestic Long/Short Equity Fund and 361 Global Long/Short Equity Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statements of cash flows for the year then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2021

49

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation

For the fiscal year ended October 31, 2021, the Domestic Long/Short Equity Fund designate $653,013, respectively as 20% rate gain distributions for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Domestic Long/Short Equity Fund designates 4.63%, respectively, of its ordinary income dividends, including short-term capital gain, as qualified dividend income for the taxable year ended October 31, 2021.

Dividends Received Deduction

The Domestic Long/Short Equity Fund designates 4.94%, respectively, of its ordinary income dividends, including short-term capital gain, as qualifying for the dividend received deduction available to corporate shareholders for the taxable year ended October 31, 2021.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 736-1227 (888) 7361CAP The Trustees and officers of the Funds’ and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	2	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	2	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

50

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trusteed	Other Directorships Held During the Past Five Years by Trusteee
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	2	361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	2	Investment Managers Series Trust II, a registered investment company (includes 17 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	2	Investment Managers Series Trust II, a registered investment company (includes 17 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill [a]* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	2	361 Social Infrastructure Fund, a closed-end investment company. .

51

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trusteed	Other Directorships Held During the Past Five Years by Trusteee
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 54 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.
52

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Sub-Advisory Agreements

At an in-person meeting held on June 15-16, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) between Hamilton Lane Advisors, L.L.C. (the “Investment Advisor”) and Wells Capital Management, Inc. (“WellsCap”) with respect to the 361 Domestic Long/Short Equity Fund (the “Domestic Long/Short Fund”) and the 361 Global Long/Short Equity Fund (the “Global Long/Short Fund” and together with the Domestic Long/Short Fund, the “Funds”), in connection with the anticipated acquisition of Wells Fargo Capital Management, the parent company of WellsCap, by GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). WellsCap had served as the sub-advisor the Domestic Long/Short Fund and the Global Long/Short Fund since the commencement of each Fund’s operations. Under the 1940 Act, the closing of the Transaction would result in a change of control of WellsCap and the automatic termination of the existing sub-advisory agreement between the Investment Advisor and WellsCap with respect to each Fund (the “Sub-Advisory Agreement”). The New Sub-Advisory Agreement would be identical in all material respects to the Sub-Advisory Agreement, except that the New Sub-Advisory Agreement would be effective with respect to each Fund upon the closing of the Transaction, at which point the New Sub-Advisory Agreement would remain in effect for an initial two-year period. The New Sub-Advisory Agreement became effective upon the closing of the Transaction on November 1, 2021, and in connection with the closing of the Transaction, WellsCap’s name changed to Allspring Global Investments, LLC (“Allspring”). WellsCap and Allspring are referred to as “Allspring” below. In approving the New Sub-Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the New Sub-Advisory Agreement from the Investment Advisor, Allspring, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of Allspring; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about Allspring’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; reports comparing the performance of each Fund with returns of its benchmark index for the one-, three-, and five-year and since inception periods ended April 30, 2021; and information comparing the proposed sub-advisory fee of each Fund with the fees that Allspring charges to manage other accounts using similar objectives and policies as the Funds. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Sub-Advisory Agreement. In addition, the Board considered information it reviewed during the year at other Board and Board committee meetings, including information provided to the Board at the Board’s January 2021 special meeting in connection with the approval of the Sub-Advisory Agreement. No representatives of the Investment Advisor or Allspring were present during the Board’s consideration of the New Sub-Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the New Sub-Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

53

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Nature, Extent and Quality of Services

With respect to the performance results of the Funds, the meeting materials indicated the following:

•	The Domestic Long/Short Fund’s annualized total returns for the one-, three-, and five-year and since inception (April 1, 2016) periods were below the returns of the Russell 1000 Index by 36.85%, 14.67%, 11.19%, and 11.16%, respectively. The Trustees considered Allspring’s belief that the Fund’s underperformance across all periods was largely due to the Fund’s consistent defensive positioning of 100% long and 30% short, which it expected to hinder performance when the equity markets perform well. The Trustees also noted Allspring’s assertion that because of the Fund’s defensive positioning, the Fund’s volatility of returns, as measured by its standard deviation, was lower than that of the Russell 1000 Index over the five-year period.

•	The Global Long/Short Fund’s annualized total returns for the one-, three-, and five-year and since inception (December 13, 2014) periods were below the returns of the MSCI World Index by 27.07%, 11.10%, 8.44%, and 4.98%, respectively. The Trustees considered Allspring’s belief that the Fund’s underperformance across all periods was largely due to the Fund’s consistent defensive positioning of 100% long and 30% short, which it expected to hinder performance when the equity markets perform well. The Trustees also noted Allspring’s assertion that because of the Fund’s defensive positioning, the Fund’s volatility of returns, as measured by its standard deviation, was lower than that of the MSCI World Index over the five-year period.

The Board also considered the overall quality of services to be provided by Allspring to the Funds. In doing so, the Board considered Allspring’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel who would continue to be involved in the activities of each Fund. The Board also considered the overall quality of the organization and operations of Allspring, as well as its compliance structure. The Board noted that as the sole sub-advisor to each Fund, Allspring would continue to be primarily responsible for the day-to-day management of each Fund and its performance results. The Board considered that Allspring had indicated that neither the investment objectives nor the investment strategies of the Funds would change as a result of the Transaction. The Board also noted that the Investment Advisor was recommending the approval of the New Sub-Advisory Agreement with respect to each Fund.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, Allspring would have the capabilities, resources, and personnel necessary to manage each Fund, and that Allspring would provide each Fund with a reasonable potential for good investment results.

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees proposed to be charged by Allspring with respect to the Funds. The Trustees noted that under the New Sub-Advisory Agreement, Allspring would be entitled to the same sub-advisory fees it was entitled to receive under the Sub-Advisory Agreement. The Trustees also noted that the sub-advisory fee proposed to be charged to the Global Long/Short Fund was lower than the fee, which includes a management fee and an incentive fee, that Allspring charged to manage a commingled vehicle with similar objectives and policies as the Fund; was within the range of or was higher than the advisory fees that Allspring charged to sub-advise two mutual funds with similar objectives and policies as the Fund; and was higher than the fee that Allspring charged to manage a UCITS fund affiliated with Allspring using similar strategies as the Fund.

The Board noted that the mutual fund for which Allspring charges a lower sub-advisory fee was an original investor in the global long/short strategy. The Board also noted that Allspring does not manage any other accounts with the same objectives and policies as the Domestic Long/Short Fund, and therefore it did not have a good basis for comparing that Fund’s sub-advisory fee with those of other similar client accounts of Allspring. The Board considered that the Investment Advisor would pay Allspring’s sub-advisory fees from the Investment Advisor’s advisory fees.

54

361 Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that the proposed compensation payable to Allspring under the New Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by Allspring to each Fund.

Benefits to Allspring

The Board also considered that the potential benefits to be received by Allspring as a result of its relationship with the Funds, other than the receipt of its sub-advisory fees, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of Allspring’s compliance program, and the intangible benefits of Allspring’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Sub-Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the New Sub-Advisory Agreement with respect to each Fund.

55

361 Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domestic Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,088.00	$ 12.66
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.08	12.21
Class I	Actual Performance	1,000.00	1,089.80	10.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.98	10.30

*	Expenses are equal to the Fund’s annualized expense ratio of 2.41%, and 2.03% for Investor Class and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
56

361 Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2021 (Unaudited)

Global Long/Short Equity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/21	10/31/21	5/1/21 – 10/31/21
Investor Class	Actual Performance	$ 1,000.00	$ 1,008.40	$ 12.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.68	12.60
Class I	Actual Performance	1,000.00	1,009.90	11.09
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.17	11.12
Class Y	Actual Performance	1,000.00	1,010.70	10.82
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.45	10.84

*	Expenses are equal to the Fund’s annualized expense ratio of 2.48%, 2.19% and 2.13% for Investor Class, Class I and Class Y, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
57

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361 Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Hamilton Lane Advisors, L.L.C.

Seven Tower Bridge

110 Washington St., Suite 1300

Conshohocken, Pennsylvania 19428

Sub-Advisor

Allspring Global Investments, LLC

525 Market St.

San Francisco, California 94105

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
361 Domestic Long/Short Equity Fund – Investor Class shares	ADMQX	461 41Q 527
361 Domestic Long/Short Equity Fund – Class I shares	ADMZX	461 41Q 535
361 Global Long/Short Equity Fund – Investor Class shares	AGAQX	461 41Q 881
361 Global Long/Short Equity Fund – Class I shares	AGAZX	461 41Q 873
361 Global Long/Short Equity Fund – Class Y shares	AGAWX	461 41Q 865

Privacy Principles of the 361 Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

This report is sent to shareholders of the 361 Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (888) 736-1227 (888-7361CAP), on the Funds’ website at www.361capital.com or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 736-1227 (888-7361CAP).

361 Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 736-1227 (888-7361CAP)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-736-1227

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$ 35,400	$ 69,800
Audit-Related Fees	N/A	N/A
Tax Fees	$ 5,600	$ 11,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/07/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/07/2022